Time charter revenues and related contract balances - Consolidated contract assets, contract liabilities and refund liabilities (Details) - Time Charter Services [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Beginning Balance	$ 261	$ 279
Additions	0	0
Reduction for receivables recorded		(18)
Reduction for revenue recognized (excluding amortization)		0
Reduction for revenue recognized from previous years		0
Repayments of refund liabilities to charterer		0
Ending Balance	261	261
Beginning Balance	(891)	(125)
Additions	(162)	(841)
Reduction for receivables recorded		0
Reduction for revenue recognized (excluding amortization)		10
Reduction for revenue recognized from previous years		48
Repayments of refund liabilities to charterer		17
Ending Balance	$ (1,053)	$ (891)